BORROWINGS - Summary of Carrying Amount of the Group's Term Loan and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 45,560	$ 0	$ 0
Interest expense on borrowings (Note 20)	1,260	0	464
Interest paid	(888)	0	(458)
Repayment of principal	(21,060)	0	(6,000)
Term Loan
Disclosure of detailed information about borrowings [line items]
As at January 1	0	0
Proceeds from borrowings	45,560	0
Issuance costs related to borrowings	(847)
Interest expense on borrowings (Note 20)	1,260	0
Interest paid	(888)	0
Repayment of principal	(21,060)	0
Translation differences	(1,094)	0
As of December 31, 2024	$ 22,931	$ 0	$ 0